INCOME FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2018
Income From Contract With Customers [Abstract]
Disclosure of detailed information about commissions and fees of contracts [Text block]

Below is a detail of the income and expenses for commissions and fees of contracts with customers for the years ended as of December 31, 2018, 2017 and 2016:

	December 31,		December 31,		December 31,
Income from commissions and fees	2018		2017		2016
Commissions on banking services	Ps.	2,718,482	Ps.	2,567,704	Ps.	2,436,692
Fees on credit cards		1,187,716		1,112,319		1,034,763
Pension and severance fund management		987,323		926,771		824,089
Trust activities		312,901		311,837		275,719
Storage services		156,638		169,815		186,068
Commissions on drafts, checks and checkbooks		49,645		60,768		67,832
Office network services		30,220		42,639		43,508
Other commissions		10,457		10,272		10,516
Total	Ps.	5,453,382	Ps.	5,202,125	Ps.	4,879,187

	December 31,		December 31,		December 31,
Commissions and Fees Expenses	2018		2017		2016
Banking Services	Ps.	(307,191)	Ps.	(332,811)	Ps.	(318,672)
Sales and Services Commissions		(171,680)		(119,987)		(99,659)
Affiliations to Pension Funds		(75,130)		(74,531)		(68,454)
Offices Network Services		(23,040)		(29,874)		(33,404)
Information Processing Services of Operators		(22,525)		(23,039)		(20,963)
Collection Service of Contributions to Financial Entities		(7,110)		(5,618)		(6,084)
Banks Guarantees		(128)		(88)		(87)
Fiduciary Businesses		(46)		(41)		(256)
Credit Cards		(12)		(2)		(14)
Other		(6,901)		(37,123)		(71,935)
Total	Ps.	(613,763)	Ps.	(623,114)	Ps.	(619,528)
Net commission and fee income	Ps.	4,839,619	Ps.	4,579,011	Ps.	4,259,659

Schedule of incomes and cost for goods and services

Below is the detail of the income and cost for goods and services for the years ended as of December 31, 2018, 2017 and 2016:

	December 31,		December 31,		December 31,
Income from sales of goods and services (2)	2018		2017 (1)		2016
Income from goods and services from non-financial sector	Ps.	7,943,420	Ps.	5,656,472	Ps.	6,534,933
Others operating income		182,594		136,378		119,690
Total income	Ps.	8,126,014	Ps.	5,792,850	Ps.	6,654,623

	December 31,		December 31,		December 31,
Cost for goods and services	2018		2017 (1)		2016
Cost of sales of companies from non-financial sector	Ps.	(3,812,993)	Ps.	(3,408,808)	Ps.	(4,283,588)
Allowance for impairment of loans and receivables		(21,829)		(22,239)		(2,007)
General and administrative expenses		(645,690)		(668,616)		(635,930)
Personnel expenses		(499,750)		(481,892)		(434,145)
Amortization		(317,035)		(300,325)		(223,929)
Depreciation		(100,388)		(79,981)		(83,991)
Bonus payments		(34,503)		(34,436)		(27,555)
Commissions and fees expenses		(32,876)		(24,361)		(19,384)
Donations expenses		(14,320)		(12,604)		(12,081)
Labor severances		(2,718)		(2,565)		(2,718)
Total costs for goods and services	Ps.	(5,482,102)	Ps.	(5,035,827)	Ps.	(5,725,328)
Net, income from non-financial sector	Ps.	2,643,912	Ps.	757,023	Ps.	929,295
(1)	See note 2.32. Changes in presentation
(2)	Grupo Aval has initially adopted IFRS 15 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2 (2.5) (A).